FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Description
Assets — Investments held in Trust Account — Money Market Fund
September 30, 2022	$276,005,944	$—	$—
December 31, 2021	$275,012,561	$—	$—

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets — Investments held in Trust Account:
Money market fund	$275,012,561	$—	$—